Lease revenue (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Minimum Future Lease Payments	The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases for our owned aircraft, engines and helicopters as of December 31, 2025 were as follows:

Contracted minimum future lease payments receivable
2026	$6,599,733
2027	6,187,029
2028	5,650,264
2029	5,124,589
2030	4,618,120
Thereafter	14,928,566
$43,108,301